DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred Revenues

Deferred revenues consisted of the following:

	December 31,
	2018	2017

Security subscriptions	$554,215	$476,261
Software updates and maintenance	765,899	702,786
Other	17,840	7,526

	$1,337,954	$1,186,573